Summary of Significant Accounting Policies - Classification of Convertible Preferred Stock and Warrant Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Convertible preferred stock, outstanding	0	77,340,057
Carrying Value		$ 75,877
Preferred Stock
Class of Warrant or Right [Line Items]
Warrants outstanding	0